Benefit Plans - Schedule of Collective Bargaining Agreement Dates and Contributions to Each Plant (Detail)	12 Months Ended
Feb. 23, 2013 Agreement
Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	May 31, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	11
Expiration Date Regarding Collective Bargaining Agreement	Sep. 15, 2013
Percentage of associates under collective bargaining agreement	32.80%
Over 5% Contribution	No
Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	2
Expiration Date Regarding Collective Bargaining Agreement	Mar. 01, 2014
Percentage of associates under collective bargaining agreement	96.80%
Over 5% Contribution	Yes
UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	2
Expiration Date Regarding Collective Bargaining Agreement	Jul. 12, 2014
Percentage of associates under collective bargaining agreement	67.80%
Over 5% Contribution	Yes
Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	8
Expiration Date Regarding Collective Bargaining Agreement	Jul. 12, 2014
Percentage of associates under collective bargaining agreement	43.50%
Over 5% Contribution	No
Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	May 12, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Collective Bargaining Agreements	1
Expiration Date Regarding Collective Bargaining Agreement	Apr. 06, 2013
Percentage of associates under collective bargaining agreement	100.00%
Over 5% Contribution	Yes
Minimum [Member] | Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jun. 01, 2010
Minimum [Member] | Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar. 30, 2008
Minimum [Member] | Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar. 01, 2010
Minimum [Member] | UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jul. 08, 2012
Minimum [Member] | Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Sep. 19, 2010
Minimum [Member] | Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 17, 2010
Minimum [Member] | Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar. 06, 2011
Maximum [Member] | Minneapolis Food Distributing Industry Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 31, 2013
Maximum [Member] | Central States, Southeast and Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 31, 2016
Maximum [Member] | Minneapolis Retail Meat Cutters and Food Handlers Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Mar. 01, 2014
Maximum [Member] | UFCW Unions and Participating Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Jul. 12, 2014
Maximum [Member] | Western Conference of Teamsters Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Sep. 15, 2015
Maximum [Member] | Ufcw Union Local Six Five Five Food Employers Joint Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	May 12, 2013
Maximum [Member] | Ufcw Unions And Employers Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Range of Collective Bargaining Agreement Dates	Apr. 06, 2013